Intangible Assets, Net and Goodwill - Schedule of Estimated Aggregate Future Amortization Expense (Details) $ in Thousands	Nov. 30, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 14,982
2021	14,509
2022	11,215
2023	9,959
2024	$ 8,703